Note 8 - Equity	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8.	Equity

The movement of equity is as follows:

	BeyondSpring Inc.’s shareholders
					Accumulated
			Additional		other		Non
	Ordinary share		paid-in	Accumulated	comprehensive		controlling	Total
	Shares	Amount	capital	deficit	(loss) gain	Subtotal	interests	equity
		$	$	$	$	$	$	$

Balances at January 1, 2021 (audited)	39,141,913	4	366,451	(277,818)	(297)	88,340	(1,715)	86,625
Share-based compensation	2,665	-	3,592	-	-	3,592	(9)	3,583
Forfeited restricted shares	(37,500)	-	(280)	-	-	(280)	-	(280)
Exercise of options	8,130	-	83	-	-	83	-	83
Accretion of contingently redeemable noncontrolling interest	-	-	(62)	-	-	(62)	-	(62)
Foreign currency translation adjustment loss	-	-	-	-	(69)	(69)	(6)	(75)
Net loss	-	-	-	(36,296)	-	(36,296)	(1,041)	(37,337)

Balances at June 30, 2021 (unaudited)	39,115,208	4	369,784	(314,114)	(366)	55,308	(2,771)	52,537

Balances at January 1, 2020 (audited)	27,885,613	3	246,979	(216,845)	140	30,277	854	31,131
Issuance of ordinary shares	2,228,975	-	26,395	-	-	26,395	-	26,395
Share-based compensation	3,293	-	4,244	-	-	4,244	62	4,306
Foreign currency translation adjustment gain (loss)	-	-	-	-	57	57	(6)	51
Net loss	-	-	-	(28,837)	-	(28,837)	(1,424)	(30,261)

Balances at June 30, 2020 (unaudited)	30,117,881	3	277,618	(245,682)	197	32,136	(514)	31,622